Operating expenses - Research and Development Expenses (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Analysis of income and expense [abstract]
Purchases, sub-contracting and other expenses	€ (9,386)	€ (7,096)
Payroll costs (including share-based payments)	(5,105)	(5,397)
Depreciation, amortization, and provision expenses	(1,015)	(583)
Total research and development expenses	€ (15,506)	€ (13,077)